Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares	12 Months Ended
Jun. 30, 2022 $ / shares shares
options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	2,408,333
options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options granted	3,240,000
21 Dec 2016 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	750,000
Exercise price | $ / shares	$ 0.1
Vesting date	Dec. 31, 2018
Expiry date	Dec. 31, 2021
21 Dec 2016 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	500,000
Exercise price | $ / shares	$ 0.1
Vesting date	Oct. 26, 2019
Expiry date	Dec. 30, 2021
31 Jul 2018 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	250,000
Exercise price | $ / shares	$ 0.5
Vesting date	Dec. 31, 2019
Expiry date	Dec. 31, 2022
31 Jul 2018 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	250,000
Exercise price | $ / shares	$ 0.5
Vesting date	Dec. 31, 2020
Expiry date	Dec. 31, 2023
12 Feb 2019 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	58,333
Exercise price | $ / shares	$ 0.6
Vesting date	Mar. 05, 2019
Expiry date	Feb. 20, 2022
27 Nov 2019 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	500,000
Exercise price | $ / shares	$ 0.6
Vesting date	Dec. 04, 2020
Expiry date	Dec. 04, 2022
24 Feb 2020 [Member] | options exercised [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Number of options exercised	100,000
Exercise price | $ / shares	$ 0.5
Vesting date	Jan. 31, 2021
Expiry date	Jan. 31, 2022
1 Feb 2019 [Member] | options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Exercise price | $ / shares	$ 0.65
Vesting date	Dec. 31, 2019
Expiry date	Dec. 31, 2022
Number of options granted	200,000
1 Feb 2019 [Member] | options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Exercise price | $ / shares	$ 0.65
Vesting date	Dec. 31, 2020
Expiry date	Dec. 31, 2023
Number of options granted	200,000
27 Nov 2019 [Member] | options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Exercise price | $ / shares	$ 0.6
Vesting date	Dec. 04, 2020
Expiry date	Dec. 04, 2022
Number of options granted	1,000,000
19 Oct 2020 [Member] | options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Exercise price | $ / shares	$ 1.6
Vesting date	Oct. 19, 2020
Expiry date	Oct. 19, 2023
Number of options granted	1,000,000
7 Feb 2022 [Member] | options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Exercise price | $ / shares	$ 1.1
Vesting date	Feb. 07, 2022
Expiry date	Jan. 18, 2025
Number of options granted	140,000
7 Feb 2022 [Member] | options granted [Member]
Share-based Payments (Details) - Schedule of number of options outstanding over unissued ordinary shares [Line Items]
Exercise price | $ / shares	$ 1.5
Vesting date	Feb. 07, 2022
Expiry date	Feb. 07, 2025
Number of options granted	700,000